[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

email: david.goldstein@sutherland.com

February 10, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GE Investments Funds, Inc. File Nos. 2-91369; 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, is a conformed electronic format copy of post-effective amendment number 46 to the Company’s Form N-1A registration statement referenced above (the “Amendment”).

The Amendment is marked to show changes from post-effective amendment number 45, and has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

The Amendment is being filed in order to revise the Company’s prospectus to conform to the new Form N-1A requirements. The Amendment also reflects certain other editorial changes. Financial statements will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions of comments, please call the undersigned at the above number or Cynthia Beyea at (202) 383-0472.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq. JoonWon Choe, Esq. Joseph Carucci